Expense Example - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund - Fidelity Mid Cap Value Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073